Liabilities arising from securities (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Bonds issued	R$ 18,052,632	R$ 19,851,326
Bonds 01 [Member]
IfrsStatementLineItems [Line Items]
Issuance	2021
Maturity	2031
Interest rate (p.a.)	Up to 6%
Bonds issued	R$ 2,608,545	4,195,534
Bonds 02 [Member]
IfrsStatementLineItems [Line Items]
Issuance	2022
Maturity	2035
Interest rate (p.a.)	Up to 15%
Bonds issued	R$ 1,247,459	1,459,607
Bonds 03 [Member]
IfrsStatementLineItems [Line Items]
Issuance	2023
Maturity	2029
Interest rate (p.a.)	Up to 15%
Bonds issued	R$ 2,022,920	3,102,939
Bonds 04 [Member]
IfrsStatementLineItems [Line Items]
Issuance	2024
Maturity	2029
Interest rate (p.a.)	Up to 6%
Bonds issued	R$ 2,568,847	11,093,246
Bonds 05 [Member]
IfrsStatementLineItems [Line Items]
Issuance	2025
Maturity	2035
Interest rate (p.a.)	Up to 15%
Bonds issued	R$ 9,604,861